Other Financial Assets - Summary of Fair Values at Date of Derecognition and Cumulative Net Gains or Losses Recognized in Other Comprehensive Income in Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [abstract]
Fair value	¥ 61,586	¥ 2,452	¥ 42
Cumulative net gain or loss	¥ (55,090)	¥ (527)	¥ (99)